CAPITALIZATION	12 Months Ended
Jun. 30, 2024
CAPITALIZATION
CAPITALIZATION

NOTE 11 -           CAPITALIZATION

Common Stock

As of October 26, 2015, Wins Finance is authorized to issue up to 100,000,000 ordinary shares with a par value of $0.0001, 21,526,747 shares of Common Stock were issued and outstanding. 16,800,000 and 4,726,747 ordinary shares were held by WFG’s shareholders and former stockholders of Sino, respectively.

On June 28, 2016, the Company repurchased 5,100 of its ordinary shares from Bradley Reifler, a former director of the Company, for $60,180, and 1,480,000 shares from Bluesky LLC for $17,464,000. Of the amounts payable to Bluesky LLC, $17 million was paid. Bluesky LLC is a limited liability Company owned and controlled by Bluesky Family Trust, a family trust benefitting the family of Jianming Hao, the Company’s former Chairman, Co-Chief Executive Officer and President. Balance of $464,000 remained unpaid as of June 30, 2023 and June 30, 2022.

On December 2, 2016, the Company repurchased 204,005 of its ordinary shares from Richard Xu, a former officer of the Company, for a consideration of $204.

As of June 30, 2024 and 2023, there were 19,837,642 shares of common stock issued and outstanding.